UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10083

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC
(Exact name of registrant as specified in charter)

225 High Ridge Road
Stamford, CT 06905
(Address of principal executive offices) (Zip code)

Steven L. Suss
Bank of America Capital Advisors LLC
225 High Ridge Road
Stamford, CT 06905
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (866) 921-7951

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments

Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

Schedule of Investments

June 30, 2011

						First
	First			% of	% Ownership	Available
	Acquisition		Fair	Members'	of Portfolio	Redemption
Portfolio Funds *	Date	Cost	Value	Capital	Funds	Date **	Liquidity ***

Event Driven/Relative Value Funds
American Durham L.P.	7/1/2008	$2,607,970	$262,398	0.06%	12.65%	N/A	(1)
Anchorage Capital Partners, L.P.	10/1/2009	14,000,000	15,342,163	3.69%	0.47%	N/A	Annually
Aristeia Partners, L.P.	4/1/2008	9,537,502	16,713,167	4.02%	4.36%	N/A	Quarterly
Brevan Howard, L.P.	2/1/2009	16,214,798	17,904,415	4.31%	0.63%	N/A	Monthly
Canyon Value Realization Fund, L.P.	7/1/2003	-	1,493,668	0.36%	0.06%	N/A	(1)
Drake Global Opportunities Fund, L.P.	4/1/2009	-	47,754	0.01%	0.56%	N/A	(2)
DSC Acquisitions, LLC	4/1/2009	37,735	38,086	0.01%	0.93%	N/A	(1)
Farallon Capital Partners, L.P.	11/1/2004	14,897,572	20,541,880	4.94%	0.38%	N/A	Annually, (3)
Garrison Special Opportunity Fund, L.P.	7/1/2009	3,045,375	3,369,501	0.81%	0.98%	N/A	(4)
JANA Partners, L.P.	4/1/2009	133,460	199,910	0.05%	0.25%	N/A	(1)
Lydian Partners SPV, Ltd.	4/1/2009	475	475	0.00%	2.97%	N/A	(4)
Mast Credit Opporturnities I, L.P.	6/1/2010	16,000,000	15,838,595	3.81%	6.94%	N/A	Quarterly
Monarch Debt Recovery Fund, L.P.	7/1/2009	11,000,000	14,780,379	3.56%	1.73%	(5)	Annually
Strategic Value Restructuring Fund, L.P.	4/1/2009	954,649	490,811	0.12%	0.07%	N/A	(1)
SVRF (Onshore) Holdings LLC	4/1/2009	817,322	586,553	0.14%	3.34%	N/A	(4)
Vicis Capital Fund	4/1/2009	2,194,603	661,786	0.16%	0.12%	N/A	(2)
Waterfall Eden Fund, L.P.	7/1/2008	7,273,296	4,652,558	1.12%	6.55%	N/A	(4)
Strategy Total		98,714,757	112,924,099	27.17%
Hedged Long/Short Equity Funds
Alydar QP Fund L.P.	4/1/2009	11,877,385	13,252,674	3.19%	3.12%	N/A	Quarterly
Prism Partners III Leveraged, L.P.	7/1/2009	5,000,000	6,219,455	1.49%	1.30%	N/A	Quarterly
SAB Capital Partners, L.P.	4/1/2001	-	357,937	0.09%	0.09%	N/A	(1)
Scopia PX, LLC	9/1/2005	11,000,000	15,345,919	3.69%	3.66%	N/A	Quarterly
Strategy Total		27,877,385	35,175,985	8.46%
Hedged Sector Funds
Coatue Qualified Partners, L.P.	1/1/2002	4,000,000	18,447,028	4.44%	1.04%	N/A	Quarterly
Expo Health Sciences Fund, L.P.	8/1/2010	14,000,000	15,424,619	3.71%	4.34%	(6)	Quarterly
Longbow Partners, L.P.	5/1/2004	10,200,000	16,766,485	4.03%	19.05%	N/A	Quarterly
Seligman Tech Spectrum Fund, LLC	4/1/2009	4,610,345	6,159,327	1.48%	1.13%	N/A	Monthly
Tufton Oceanic Hedge Fund, Ltd.	11/1/2009	12,500,000	12,639,472	3.04%	0.90%	N/A	Monthly
Strategy Total		45,310,345	69,436,931	16.70%
Opportunistic Long/Short (Global) Funds
AKO Partners, L.P.	10/1/2005	5,500,000	14,854,850	3.57%	1.63%	N/A	Quarterly
Amiya Global Emerging Opportunities Fund, L.P.	8/1/2009	10,000,000	10,746,569	2.59%	3.22%	N/A	Quarterly
Artha Emerging Markets Funds, L.P.	4/1/2008	13,720,130	16,951,223	4.08%	2.30%	N/A	Quarterly
Egerton Capital Partners, L.P.	10/1/2009	5,000,000	6,001,654	1.44%	1.24%	N/A	Quarterly
Henderson Asia Pacific Absolute Return Fund, Ltd.	10/1/2008	12,966,478	13,467,280	3.24%	3.08%	N/A	Monthly
Indus Asia Pacific Fund, L.P.	3/1/2004	15,000,000	20,281,372	4.88%	2.26%	N/A	Quarterly
Indus Japan Fund, L.P.	3/1/2004	6,000,000	9,426,073	2.27%	4.13%	N/A	Quarterly
Meditor European Hedge Fund (B) Limited	7/1/2009	17,000,000	16,647,742	4.00%	0.57%	N/A	Monthly
Rohatyn Group Global Opportunity Partners, L.P.	4/1/2009	13,572	47,631	0.01%	0.05%	N/A	(1)
Strategy Total		85,200,180	108,424,394	26.08%
Opportunistic (U.S. Only) Funds
Addison Clark Fund, L.P.	4/1/2008	15,016,635	19,043,978	4.58%	3.46%	N/A	Quarterly
Brookside Capital Partners II, L.P.	7/1/2009	15,000,000	15,824,319	3.80%	1.72%	N/A	Quarterly
Cadmus Capital Partners (QP), L.P.	7/1/2003	-	271,077	0.07%	7.97%	N/A	(2)
Royal Capital Value Fund (QP), L.P.	7/1/2008	8,353,852	8,720,524	2.10%	1.52%	N/A	Annually
Swiftcurrent Partners, L.P.	10/1/2000	10,550,000	16,821,957	4.05%	1.68%	12/31/2011	Annually
Valinor Capital Partners, L.P.	7/1/2007	13,000,000	18,068,461	4.35%	2.45%	N/A	(7)
Strategy Total		61,920,487	78,750,316	18.94%
Total Investments in Portfolio Funds		$319,023,154	404,711,725	97.35%
Other Assets, less Liabilities			10,994,614	2.65%
Members’ Capital			$415,706,339	100.00%

*	Non-income producing investments. The registrant's	(1)	All of the registrant's remaining interest in the Portfolio Fund is
	investments in the Portfolio Funds are considered to be		held in side pocket accounts and is illiquid.
	illiquid and may be subject to limitations on redemptions,	(2)	The Portfolio Fund is liquidating its assets and is in the process
	including the assessment of early redemption fees.		of returning capital to its partners. Due to the liquidation, the
***	From most recent investment date.		Portfolio Fund has suspended redemption rights. The full liquidation
****	Available frequency of redemptions after initial		is expected to be completed in two years following the date of
	lock-up period.		this report.
N/A	Initial lock-up period has either expired prior to 6/30/2011,	(3)	Approximately 36% of the fair value of the registrant's interest
	or the Portfolio Fund did not have an initial lock-up		in the Portfolio Fund is held in side pockets.
	period. However, specific redemption restrictions may	(4)	The Portfolio Fund has limited redemption rights by segregating
	apply.		its less liquid assets from the main (liquid) portfolio and created a liquidating vehicle with the intention of liquidating those assets in a reasonable manner.
		(5)	Approximately 17% of the fair value of the registrant's interest in the Portfolio Fund has a lock-up period that expires on 12/31/2011,
24% has a lock-up period that expires on 3/31/2012, and 16% has a lock-up period that expires on 6/30/2012.
		(6)	Approximately 37% of the fair value of the registrant's interest in the Portfolio Fund has a lock-up period that expires on
9/30/2011, 22% has a lock-up period that expires on 12/31/2011, and 41% has a lock-up period that expires on 3/31/2012.
		(7)	Approximately 46% of the fair value of the registrant's interest in the Portfolio Fund has tri-annual liquidity and 54% has annual liquidity.

Portfolio Valuation

The net asset value (“NAV”) of the registrant is determined by, or at the direction of, Bank of America Capital Advisors LLC (the "Adviser") as of the close of business at the end of each fiscal period (as defined in the registrant’s Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to valuation procedures established by the Board of Managers (the "Board").  Pursuant to the valuation procedures, the Board has delegated to the Adviser the general responsibility for valuation of the investments in the Portfolio Funds subject to the oversight of the Board.

The investments in the Portfolio Funds are recorded at fair value, generally at an amount equal to the NAV of the registrant's investment in the Portfolio Funds as determined by the Portfolio Fund's general partner or investment manager. If no such information is available or if such information is deemed to be not reflective of fair value, an estimated fair value is determined in good faith by the Adviser pursuant to the valuation procedures. Generally, the NAVs of investments in the Portfolio Funds are determined whereby the registrant records the investment and subsequent subscriptions at its acquisition cost which represents its fair value. The investment is adjusted to reflect the registrant’s share of net investment income or loss and unrealized and realized gain or loss that reflects the changes in the fair value of the investment for the period.  As of June 30, 2011, a majority of the investments in the Portfolio Funds were fair valued using the NAV of the Portfolio Fund.  The amount of investments that were not fair valued using the NAV of the Portfolio Fund as of June 30, 2011 was immaterial with respect to the overall value of the registrant.

The Portfolio Funds generally record their investments at fair value in accordance with accounting principles generally accepted in the United States ("GAAP") or International Financial Reporting Standards. The Portfolio Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid nonmarketable securities and derivatives that are valued at estimated fair value. Accordingly, valuations do not necessarily represent the amounts that might be realized from sales or other dispositions of investments, nor do they reflect other expenses or fees that might be incurred upon disposition. The mix and concentration of more readily marketable securities and less liquid nonmarketable securities varies across the Portfolio Funds based on various factors, including the nature of their investment strategy and market forces.

Because of the inherent uncertainty of valuations of the investments in the Portfolio Funds, their estimated values may differ significantly from the values that would have been used had a ready market for the Portfolio Funds existed, and the differences could be material. Net change in accumulated unrealized appreciation on investments in the statement of operations is net of fees and performance-based compensation paid to the investment managers of the Portfolio Funds.

Some of the Portfolio Funds may invest all or a portion of their assets in illiquid securities and may hold a portion or all of these investments independently from the main portfolio. These separate baskets of illiquid securities (“side pockets”) may be subject to additional restrictions on liquidity than the main portfolio of the Portfolio Fund. If the registrant withdraws its interest from such a Portfolio Fund, it may be required to maintain its holding in the side pocket investments for an extended period of time and retain this remaining interest in the Portfolio Fund.  In instances where such a Portfolio Fund closes its operations, the registrant may receive an “in-kind” distribution of a side pocket’s holdings in liquidation of its entire interest in the Portfolio Fund. The value of side pockets may fluctuate significantly. As of June 30, 2011, the registrant’s investments in side pockets represented 3.19% of the registrant’s net assets.  Restrictions applicable to individual Portfolio Fund are described in detail on the registrant's Schedule of Investments.  Additionally, the governing documents of the Portfolio Funds generally provide that the Portfolio Funds may suspend, limit or delay the right of their investors, such as the registrant, to withdraw capital.

The registrant uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).  The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the registrant has the ability to access at the measurement date;
•	Level 2 – Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
•	Level 3 – Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The preparation of the Schedule of Investments in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the Schedule of Investments and accompanying notes. Management believes that the estimates utilized in preparing the registrant's Schedule of Investments are reasonable and prudent; however, the actual results could  differ from these estimates.  The registrant complies with the authoritative guidance under GAAP for estimating the fair value of investments in the Portfolio Funds that have calculated the NAV per for estimating the fair value of investments in the Portfolio Funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the registrant estimates the fair value of an investment in a Portfolio Fund using the NAV of the investment (or its equivalent) without further adjustment unless the Adviser determines that the NAV is deemed to be not reflective of fair value.

Investments may be classified as Level 2 when market information (observable NAVs) is available, yet the investment is not traded in an active market and/or the investment is subject to transfer restrictions, or the valuation is adjusted to reflect illiquidity and/or non-transferability. Market information, including observable NAVs, subscription and redemption activity at the underlying Portfolio Fund, and the length of time until the investment will become redeemable is considered when determining the proper categorization of the investment’s fair value measurement within the fair valuation hierarchy. The Portfolio Fund investments that have observable market inputs (published NAVs) and that the registrant has the ability to redeem within three months of the balance sheet date are classified in the fair value hierarchy as Level 2.

The registrant’s investments in the Portfolio Funds that have unobservable inputs and/or from which the registrant does not have the ability to redeem within three months are classified in the fair value hierarchy as Level 3. When observable prices are not available for these securities, the Adviser uses the market approach, as defined in the authoritative guidance on fair value measurements, to evaluate or adjust the fair value of such Level 3 instruments.

The registrant recognizes transfers into and out of the Levels indicated above at the beginning of the reporting period.  All transfers into Level 2 and out of Level 3 can be found in the Level 2 and Level 3 reconciliation tables.  There were no transfers between Level 1 and Level 2 for the period from April 1, 2011 to June 30, 2011.

The following table sets forth information about the level within the fair value hierarchy at which the Portfolio Fund investments are measured at June 30, 2011:

	Level 1	Level 2	Level 3	Total
Event Driven/Relative Value Funds	$-	$50,456,177	$62,467,922	$112,924,099
Hedged Long/Short Equity Funds	-	34,818,048	357,937	35,175,985
Hedged Sector Funds	-	54,012,312	15,424,619	69,436,931
Opportunistic Long/Short (Global) Funds	-	108,376,763	47,631	108,424,394
Opportunistic (U.S. Only) Funds	-	43,588,821	35,161,495	78,750,316

Total	$-	$291,252,121	$113,459,604	$404,711,725

The level classifications in the table above are not indicative of the risk associated with the investment in each Portfolio Fund.

The following table includes a roll-forward of the amounts for the period from April 1, 2011 to June 30, 2011 for the investments classified within Level 2.  The classification of an investment within Level 2 is based on the significance of the observable inputs to the overall fair value measurement.

	Balance as of 3/31/2011	Transfer into Level 2*	Net realized gain from Portfolio Fund redemptions	Net change in accumulated unrealized appreciation on investments	Net purchases (sales)	Balance as of 6/30/2011
Event Driven/Relative Value Funds	$53,121,322	$-	$-	$334,855	$(3,000,000)	$50,456,177
Hedged Long/Short Equity Funds	49,589,741	-	4,771,917	(5,161,173)	(14,382,437)	34,818,048
Hedged Sector Funds	53,528,951	-	-	483,361	-	54,012,312
Opportunistic Long/Short (Global) Funds	109,114,779	-	-	(738,016)	-	108,376,763
Opportunistic (U.S. Only) Funds	34,833,072	15,900,358	-	(449,653)	(6,694,956)	43,588,821

Total	$300,187,865	$15,900,358	$4,771,917	$(5,530,626)	$(24,077,393)	$291,252,121

*Transfer represents an investment in a Portfolio Fund that was previously categorized as a Level 3 investment for the fiscal year ended March 31, 2011.  Reclassification is being made as of April 1, 2011, due to the registrant's ability to redeem from this Portfolio Fund within three months of the balance sheet date.

The following table includes a roll-forward of the amounts for the period from April 1, 2011 to June 30, 2011 for the investments classified within Level 3.  The classification of an investment within Level 3 is based on the significance of the unobservable inputs to the overall fair value measurement.

	Balance as of 3/31/2011	Transfer out of Level 3*	Net realized gain from Portfolio Fund Redemptions	Net change in accumulated unrealized appreciation on investments	Net Purchases (Sales)	Balance as of 6/30/2011
Event Driven/Relative Value Funds	$64,216,193	$-	$(5,893,338)	$5,957,845	$(1,812,778)	$62,467,922
Hedged Long/Short Equity Funds	359,287	-	-	(1,350)	-	357,937
Hedged Sector Funds	15,430,787	-	-	(6,168)	-	15,424,619
Opportunistic Long/Short (Global) Funds	110,289	-	-	(350)	(62,308)	47,631
Opportunistic (U.S. Only) Funds	52,401,842	(15,900,358)	-	(1,339,989)	-	35,161,495

Total	$132,518,398	$(15,900,358)	$(5,893,338)	$4,609,988	$(1,875,086)	$113,459,604

*Transfer represents an investment in a Portfolio Fund that was previously categorized as a Level 3 investment for the fiscal year ended March 31, 2011.  Reclassification is being made as of April 1, 2011, due to the registrant's ability to redeem from this Portfolio Fund within three months of the balance sheet date.

The net change in accumulated unrealized appreciation for the period from April 1, 2011 to June 30, 2011, for Level 3 investments held by the registrant as of June 30, 2011 was a decrease of $1,351,227 as shown in the table below:

Net Unrealized Appreciation
Event Driven/Relative Value Funds	$(3,370)
Hedged Long/Short Equity Funds	(1,350)
Hedged Sector Funds	(6,168)
Opportunistic (Global) Funds	(350)
Opportunistic (U.S. Only) Funds	(1,339,989)
Total	$(1,351,227)

The registrant uses authoritative guidance that permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value based on the NAV per share for the investment.  In using NAV, certain attributes of the investment that may impact the fair value of the investment are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The registrant is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has determined that the NAV, as calculated by the reporting entity, represents the fair value of the investments.  A listing of the investments held by the registrant and their attributes as of June 30, 2011, that may qualify for these valuations are shown in the table below.

				Redemption
				Restrictions and
Investment Class	Fair Value	Redemption frequency	Notice Period	Terms

Event Driven/Relative Value Funds (a)	$112,924,099	Monthly - Annually	45 - 90 Days	0-2 years

Hedged Long/Short Equity Funds (b)	35,175,985	Quarterly	30 - 60 Days	none

Hedged Sector Funds (c)	69,436,931	Monthly - Quarterly	30 - 90 Days	0-1 years

Opportunistic Long/Short (Global) Funds (d)	108,424,394	Monthly - Quarterly	30 - 90 Days	none

Opportunistic (U.S. Only) Funds (e)	78,750,316	Quarterly - Tri-annually	45 - 90 Days	0-3 years

The information summarized in the preceding table represents the general terms of the specified asset class.  Individual Portfolio Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole.  In addition, most of the Portfolio Funds have the flexibility, as provided for in the constituent documents, to modify and waive such terms.  Additional details on the terms and restrictions for each Portfolio Fund are included on the Schedule of Investments included with this report.

The registrant’s investments reflect their estimated fair value, which for marketable securities would generally be the last sales price on the primary exchange for such security, and for the Portfolio Funds would generally be NAV as provided by the Portfolio Fund or its administrator. For each of the classes below, the fair value of the Portfolio Funds has been estimated using NAV of the Portfolio Funds.

a)
Event Driven/Relative Value Funds This class includes the Portfolio Funds that invest using two primary styles: Event-Driven and Relative Value. Event-Driven strategies typically include investments in common and preferred equities and various types of debt (often based on the probability that a particular event will occur). These may include distressed or Special Situations investments (securities of companies that are experiencing difficult business situations). Relative Value strategies may include long and short positions in common and preferred equity, convertible securities, and various forms of senior and junior (typically unsecured) debt. Investments under this style may also include index options, options on futures contracts, and other derivatives.

b)
Hedged Long/Short Equity Funds This class includes the Portfolio Funds that invest long, short, and balanced primarily in common stocks. Management of each Portfolio Fund has the ability to shift investments from value to growth strategies, from small to large capitalization stocks, and from a net long to a net short position. The Portfolio Funds may invest in U.S. and non-U.S. equities and equity-related instruments, short sales, fixed income securities, currencies, futures, forward contracts, swaps, other derivatives and other financial instruments and commodities within the scope of each respective operating agreement.

c)
Hedged Sector Funds This class includes the Portfolio Funds that invest primarily in publicly-traded securities issued by companies in specified industry sectors such as  technology, healthcare, utility, energy, shipping or transportation. The Portfolio Funds’ holdings may include long and short positions in common and preferred equity.

d)
Opportunistic (Global) Funds This class includes the Portfolio Funds that invest in all global markets and across all security types including equities, fixed income, commodities, currencies, futures, and exchange-traded funds. The Portfolio Funds in this class may include global long/ short equity funds, global macro funds, and commodity pools.

e)
Opportunistic (U.S.) Only Funds This class includes the Portfolio Funds that invest in domestic markets and across all security types including equities, fixed income, commodities, currencies, futures, and exchange-traded funds. The Portfolio Funds in this class may include global long/short equity funds, global macro funds, and commodity pools.

Aggregate purchases and proceeds of interests in the Portfolio Funds for the period from April 1, 2011 to June 30, 2011, were $0 and $25,952,479, respectively.  There are no unfunded commitments outstanding to the Portfolio Funds.

Federal Tax Cost

The cost of the registrant's investments in the Portfolio Funds for federal tax purposes is based on amounts reported to the registrant on Schedule K-1 from the Portfolio Funds. As of June 30, 2011, the registrant has not yet received information to determine the current tax cost of the Portfolio Funds.  Based on the amounts reported to the registrant on Schedule K-1 as of December 31, 2010, and after adjustment for purchases and sales between December 31, 2010 and June 30, 2011, the estimated cost of the Portfolio Funds at June 30, 2011 for federal tax purposes is $372,277,401. The resulting estimated unrealized appreciation and unrealized depreciation for tax purposes on the Portfolio Funds at June 30, 2011 are $43,990,468 and $11,556,144, respectively.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):     Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC

By (Signature and Title):  /s/ Spencer N. Boggess
                                               Spencer N. Boggess, Principal Executive Officer
Date: August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):  /s/ Spencer N. Boggess
                                               Spencer N. Boggess, Principal Executive Officer

Date: August 29, 2011

By (Signature and Title):  /s/ Steven L. Suss
                                               Steven L. Suss, Principal Financial Officer
Date: August 29, 2011